Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 366,639	$ 330,411
Restricted time deposits	116,140	0
Accounts receivable, net	23,364	11,326
Short-term investments	51,720	17,560
Prepaid and other current assets (including $nil and $10,101, respectively, of short-term prepayment to a related party)	29,045	11,610
Due from Sohu	495	0
Total current assets	587,403	370,907
Fixed assets, net	64,828	68,394
Intangible assets, net	54,249	48,441
Restricted time deposits	130,459	0
Equity investments	850	350
Goodwill	134,921	134,616
Other assets, net (including $nil and $10,138, respectively, of long-term prepayment to a related party)	141,803	130,365
Total assets	1,114,513	753,073
Liabilities, Mezzanine Equity and Shareholders' equity
Accounts payable (including $2,830 and $2,223, respectively, of accounts payable to a related party)	32,750	18,038
Receipts in advance and deferred revenue	43,659	51,900
Accrued salary and benefits	33,824	25,257
Accrued liabilities to suppliers	12,863	9,287
Tax payables	17,825	13,189
Short-term bank loans	113,000	0
Other accrued liabilities	32,159	16,856
Due to Sohu	0	4,962
Notes payable to Sohu	0	16,007
Deferred tax liabilities	11,878	0
Total current liabilities	297,958	155,496
Long-term accounts payable (including $nil and $2,290, respectively, of long-term accounts payable to a related party)	12,683	3,612
Long-term bank loans	126,353	0
Long-term deferred tax liabilities	7,824	5,146
Long-term contingent consideration	0	16,704
Total liabilities	444,818	180,958
Commitments and contingencies
Mezzanine Equity
Total mezzanine equity	61,810	57,254
Shareholders' equity:
Additional paid-in capital	88,626	78,128
Statutory reserves	9,351	9,351
Retained earnings	470,717	391,584
Accumulated other comprehensive income	38,133	34,748
Total shareholders' equity	607,885	514,861
Total liabilities, mezzanine equity and shareholders' equity	1,114,513	753,073
Common Class A [Member]
Shareholders' equity:
Ordinary shares	215	207
Common Class B [Member]
Shareholders' equity:
Ordinary shares	$ 843	$ 843